Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net income	$ 16,882,442	$ 7,618,316
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	11,048,746	7,146,376
Payment of drydocking costs	(3,496)
Share-based compensation	149,723	190,498
Amortization of deferred financing costs	691,051	404,925
Unrealized foreign exchange	3,150	(62,214)
Changes in operating assets and liabilities
Accounts receivable	1,640,981	(510,452)
Inventories	(1,044,403)	(1,120,362)
Accrued income and prepaid expenses and other current assets	4,023,884	1,683,896
Accounts payable, accrued interest and other liabilities	(1,241,362)	2,479,357
Net cash provided by operating activities	32,150,716	17,830,340
Cash flows from investing activities
Payment to acquire vessels	(284,895)	(123,543,397)
Payment for vessels under construction	(22,346,070)	(5,216,913)
Purchase of other property, plant and equipment	(17,617)	(32,260)
Net cash used in investing activities	(22,648,582)	(128,792,570)
Cash flows from financing activities
Direct financing costs of secured term loan facilities		(4,725,000)
Repayment of secured term loan facilities	(15,187,577)	(6,710,627)
Issuance costs of 9% senior unsecured bond		(25,179)
Proceeds from issuance of stock		75,000,000
Issuance costs of stock	(330,171)	(19,977)
Net cash provided / (used) by financing activities	(15,517,748)	63,519,217
Net decrease in cash and cash equivalents	(6,015,614)	(47,443,013)
Cash and cash equivalents at beginning of period	194,740,045	140,870,317
Cash and cash equivalents at end of period	188,724,431	93,427,304
Supplemental Information
Total interest paid during the period, net of amounts capitalized	4,689,863	2,167,627
Total tax paid during the period	$ 77,036	$ 20,649